Share capital (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£) Vote £ / shares shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2005 £ / shares	Dec. 31, 2004 £ / shares
Share capital
Nominal value per share | £ / shares	£ 0.01		£ 0.01	£ 1
Number of votes per share | Vote	1
Number of shares issued in relation to employee share schemes	2,000,000
Share capital | £	£ 25	£ 25
Number of shares issued	2,524,539,885	2,522,539,885